BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2020	Jul. 30, 2020
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Class A Common Stock
Temporary Equity, Shares Outstanding	199,563,827	199,563,827
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Shares, Issued	7,436,173	7,436,173
Common Stock, Shares, Outstanding	7,436,173	7,436,173
Class B Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	51,750,000	51,750,000
Common Stock, Shares, Outstanding	51,750,000	51,750,000